Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

The financial statements presented are those of Mascot Properties, Inc.  The Company was originally incorporated under the laws of the state of Nevada on July 22, 2009.  The Company has not commenced significant operations and, in accordance with ASC Topic 915, is considered a development stage company.    Mascot Properties, Inc. operates in the management of real estate properties, primarily related to student housing and services near universities.

The accompanying financial statements have been prepared by the Company without audit.  In the opinion of management, the accompanying balance sheets and related statements of income, cash flows, and stockholders’ equity include all adjustments, consisting only of normal recurring items, necessary for their fair presentation in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses.  Actual results and outcomes may differ from management’s estimates and assumptions.

Interim results are not necessarily indicative of results for a full year.  Our interim condensed financial statements should be read in conjunction with the financial statements from our June 30, 2012 audited financial statements.

Accounting Basis

The basis is accounting principles generally accepted in the United States of America.  The Company has adopted a June 30th year end.

Recent Accounting Pronouncements

The company has evaluated all the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

The financial statements presented are those of Mascot Properties, Inc. The Company was originally incorporated under the laws of the state of Nevada on July 22, 2009.

The Company has not commenced significant operations and, in accordance with ASC Topic 915, is considered a development stage company. Mascot Properties, Inc. operates in the management of real estate properties, primarily related to student housing and services near universities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Dividends

The Company has not adopted any policy regarding payment of dividends. No dividends have been paid during any of the periods shown.

Revenue Recognition

Revenue is recognized in accordance with the criteria established in the accounting literature regarding recognition of revenues, specifically, FASB Accounting Standards Codification topic 605, “Revenue Recognition”. Revenues and related expenses from rendering property management services are recognized when services are completed and billed. In some situations, we may receive advance payments from our customers. The Company will defer revenue associated with these advance payments until it has completed the contracted services.

Property

The Company does not own or rent any property. Office space is provided by the Company's president at no charge.

Advertising Costs

The Company’s policy regarding advertising is to expense advertising when incurred. Advertising expense for the year ended June 30, 2012, and June 30, 2011 was $-0- and $ -0-.

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes. As at June 30, 2012, and June 30, 2011 the Company had no cash equivalents.

Basic (Loss) per Common Share

Basic (loss) per share is calculated by dividing the Company’s net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the Company’s net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. There are no such common stock equivalents outstanding as of June 30, 2012 and 2011.

	For the Year Ended June 30, 2012	For the Year Ended June 30, 2011

Net (Loss)	$(26,060)	$(21,254)
Weighted Average Shares	104,208,000	101,935,860
Net (Loss) Per share	$(0.00)	$(0.00)

Income Taxes

The Company provides for income taxes under ASC 740 “Accounting for Income Taxes”. ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse.

ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 39% to net loss before provision for income taxes for the following reasons:

	For the Year Ending June 30, 2012		For the Year Ending June 30, 2011
Net (Loss)		$(26,060)		$(21,254)
Income tax expense at statutory rate		(10,163)		(8,290)
Net deferred tax asset		10,163		8,290
Income tax expense per books	$	-)	$	-)

Net deferred tax assets consist of the following components as of:

	For the Year Ending June 30, 2012	For the Year Ending June 30, 2011
NOL carryover	$10,163)	$8,290)
Valuation allowance	(10,163)	(8,290)
Net deferred tax asset	$-	$-

The Company’s net operating losses are schedule to expire between 2029 and 2032.

Impairment of Long-Lived Assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Accounting Basis

The basis is accounting principles generally accepted in the United States of America. The Company has adopted a June 30th year end.

Stock-based compensation.

As of June 30, 2012, and June 30, 2011 the Company has not issued any share-based payments.

The Company records stock-based compensation in accordance with ASC 718 using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued.

Recent Accounting Pronouncements

The company has evaluated all the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.